DEPOSITS (Details Narrative) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Warrants Outstanding And Exercisable
Deposit	$ 16,942	$ 16,942	$ 16,942
Balance amount	$ 16,942	$ 16,942